Contract assets (Tables)	12 Months Ended
Dec. 31, 2019
Contract assets
Schedule of significant changes in contract assets

	2019	2018
	$'m	$'m
At January 1,	160	168
Transfers from contract assets recognized at beginning of year to receivables	(155)	(168)
Increases as a result of new contract assets recognized during the year	175	157
Decrease due to disposal of Food & Specialty	(32)	—
Other	3	3
At December 31,	151	160